Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 12,470	$ 11,676	$ 12,468	$ 36,077	$ 38,191
Measured at FVOCI	[1]	1,283	1,172	1,415	3,649	4,212
Interest income calculated using effective interest method		13,753	12,848	13,883	39,726	42,403
Other	[2]	274	247	237	727	984
Total interest income	[3]	14,027	13,095	14,120	40,453	43,387
Measured at amortized cost	[1]	8,107	7,519	8,570	23,319	27,271
Interest expense calculated using effective interest method		8,107	7,519	8,570	23,319	27,271
Other	[4]	54	55	57	165	180
Total interest expenses		$ 8,161	$ 7,574	$ 8,627	$ 23,484	$ 27,451

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $13,753 for the three months ended July 31, 2026 (April 30, 2026 – $12,848; July 31, 2025 – $13,883) and for the nine months ended July 31, 2026 – $39,726 (July 31, 2025 – $42,403).
[4]	Includes interest on lease liabilities for the three months ended July 31, 2026 – $38 (April 30, 2026 – $39; July 31, 2025 – $30) and for the nine months ended July 31, 2026 – $108 (July 31, 2025 – $93) and insurance finance expense for the three months ended July 31, 2026 – $8 (April 30, 2026 – $8; July 31, 2025 – $8) and for the nine months ended July 31, 2026 – $24 (July 31, 2025 – $25).